INCOME TAXES INCOME TAXES (Schedule of Income before Income Tax, Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic	$ (3,402)	$ (14,880)	$ 10,212
Foreign	10,243	20,001
Total	$ 6,841	$ 5,121	$ 10,212